UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  <December 31,2000>

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	January 24, 2001


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	95

Form 13F Information Table Value Total:  26,406,646



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105   391934 11262480.000SH    SOLE              9676715.000       1585765.000
                                                            125712 3612400.000SH     OTHER               32000.000       3580400.000
Abbott Laboratories            COM              002824100     9765 201600.000SH      SOLE                69000.000        132600.000
American Express Co            COM              025816109   450888 8207285.000SH     SOLE              6994604.000       1212681.000
                                                            170691 3107000.000SH     OTHER               23400.000       3083600.000
American Home Products Corp    COM              026609107      203 3200.000 SH       SOLE                                   3200.000
American Int'l Group           COM              026874107   643534 6529193.250SH     SOLE              5564507.750        964685.500
                                                            210095 2131596.000SH     OTHER               18412.000       2113184.000
Bellsouth Corp                 COM              079860102      227 5543.000 SH       SOLE                 1512.000          4031.000
Berkshire Hathaway Inc-Cl A    COM              084670108      568    8.000 SH       SOLE                    7.000             1.000
Boston Scientific Corp Com     COM              101137107      126 9200.000 SH       SOLE                 9200.000
                                                             31870 2328400.000SH     OTHER                               2328400.000
Bristol-Myers Squibb Co        COM              110122108   932089 12606447.000SH    SOLE             10923427.000       1683020.000
                                                            321636 4350100.000SH     OTHER               34900.000       4315200.000
Cisco Systems                  COM              17275R102   484512 12666989.000SH    SOLE             10863734.000       1803255.000
                                                            161124 4212400.000SH     OTHER               36200.000       4176200.000
Citigroup Inc.                 COM              172967101   893671 17501506.998SH    SOLE             15020195.999       2481311.000
                                                            290305 5685293.000SH     OTHER               48700.000       5636593.000
Citizens Bankshares Corp       COM              173168105       68 12426.000SH       SOLE                                  12426.000
Coca-Cola Co                   COM              191216100  1149672 18866417.000SH    SOLE             16265957.000       2600460.000
                                                            417178 6846000.000SH     OTHER               50900.000       6795100.000
Colgate-Palmolive Co           COM              194162103   386008 5979980.000SH     SOLE              5141475.000        838505.000
                                                            116616 1806600.000SH     OTHER               16500.000       1790100.000
Costco Wholesale Corp-New      COM              22160K105   550929 13794785.000SH    SOLE             11870241.000       1924544.000
                                                            191073 4784300.000SH     OTHER               37600.000       4746700.000
Disney, Walt Co                COM              254687106   527815 18239828.000SH    SOLE             15826481.000       2413347.000
                                                            174581 6033050.000SH     OTHER               52700.000       5980350.000
Duke Energy Corporation        COM              264399106      259 3036.000 SH       SOLE                                   3036.000
Dupont (E.I.) De Nemours & Co  COM              263534109      384 7939.000 SH       SOLE                 7039.000           900.000
EMC Corp/Mass                  COM              268648102     1650 24815.000SH       SOLE                17510.000          7305.000
Eaton Corp                     COM              278058102      376 5000.000 SH       SOLE                                   5000.000
Electronic Arts, Inc.          COM              285512109   240591 5644358.000SH     SOLE              4765860.000        878498.000
                                                            109380 2566100.000SH     OTHER               15200.000       2550900.000
Electronic Data Systems        COM              285661104  1120136 19396299.000SH    SOLE             16665057.000       2731242.000
                                                            406826 7044600.000SH     OTHER               53800.000       6990800.000
Eli Lilly & Co                 COM              532457108      428 4600.000 SH       SOLE                 4600.000
Exxon Mobil Corp               COM              30231G102     1384 15921.000SH       SOLE                12318.000          3603.000
Fannie Mae                     COM              313586109      911 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301     1109 16100.000SH       SOLE                16100.000
Gap Inc.                       COM              364760108      927 36362.500SH       SOLE                30512.500          5850.000
General Electric Co            COM              369604103   185155 3862429.000SH     SOLE              3268686.000        593743.000
                                                             56741 1183650.000SH     OTHER               11200.000       1172450.000
Gillette Co                    COM              375766102   674051 18658852.000SH    SOLE             16215969.000       2442883.000
                                                            282387 7816950.000SH     OTHER               47300.000       7769650.000
Hewlett-Packard                COM              428236103   407546 12912339.000SH    SOLE             10786236.000       2126103.000
                                                            167218 5298000.000SH     OTHER               41800.000       5256200.000
Home Depot Inc.                COM              437076102   652791 14288167.000SH    SOLE             12267459.000       2020708.000
                                                            215615 4719350.000SH     OTHER               39750.000       4679600.000
Int'l Business Machines        COM              459200101      417 4904.000 SH       SOLE                 4904.000
Intel Corp                     COM              458140100    15875 528065.000SH      SOLE               309144.000        218921.000
Interpublic Group of Cos       COM              460690100   495467 11640928.500SH    SOLE             10006829.000       1634099.500
                                                            160795 3777850.000SH     OTHER               31700.000       3746150.000
Johnson & Johnson              COM              478160104   924930 8803614.000SH     SOLE              7669536.000       1134078.000
                                                            335023 3188800.000SH     OTHER               24400.000       3164400.000
Marriott International, Inc. C COM              571903202   551472 13052591.500SH    SOLE             11195049.000       1857542.500
                                                            178120 4215850.000SH     OTHER               35200.000       4180650.000
Marsh & McLennan               COM              571748102   419430 3584875.000SH     SOLE              3061370.000        523505.000
                                                            139359 1191100.000SH     OTHER                9800.000       1181300.000
Masco Corp                     COM              574599106     4513 175700.000SH      SOLE               134900.000         40800.000
McDonald's Corp                COM              580135101   846323 24891839.000SH    SOLE             21344533.000       3547306.000
                                                            287113 8444500.000SH     OTHER               69600.000       8374900.000
Medtronic Inc                  COM              585055106   647370 10722489.000SH    SOLE              9147115.000       1575374.000
                                                            242502 4016600.000SH     OTHER               29800.000       3986800.000
Merck & Co Inc                 COM              589331107     8508 90875.000SH       SOLE                15575.000         75300.000
Microsoft Corp                 COM              594918104    12768 294371.000SH      SOLE               163394.000        130977.000
                                                               995 22950.000SH       OTHER                                 22950.000
Molex Cl A (Non-Vtg)           COM              608554200     2418 95075.000SH       SOLE                85350.000          9725.000
Nokia Corp Sponsored ADR       COM              654902204   322348 7410290.000SH     SOLE              6422635.000        987655.000
                                                            117480 2700700.000SH     OTHER               20900.000       2679800.000
Oracle Corporation             COM              68389X105   231985 7982290.000SH     SOLE              6810685.000       1171605.000
                                                             79957 2751200.000SH     OTHER               22700.000       2728500.000
Pepsico Inc                    COM              713448108   603202 12170535.000SH    SOLE             10446635.000       1723900.000
                                                            208361 4204000.000SH     OTHER               33400.000       4170600.000
Pfizer Inc                     COM              717081103  1080819 23496066.000SH    SOLE             20174468.000       3321598.000
                                                            409775 8908150.000SH     OTHER               63000.000       8845150.000
Pharmacia Corporation          COM              71713U102   821993 13475287.000SH    SOLE             11673182.000       1802105.000
                                                            284553 4664800.000SH     OTHER               37900.000       4626900.000
Post Properties, Inc.          COM              737464107      208 5550.000 SH       SOLE                  200.000          5350.000
Procter & Gamble Co            COM              742718109   739178 9423785.000SH     SOLE              8146970.000       1276815.000
                                                            287007 3659050.000SH     OTHER               24800.000       3634250.000
Qualcomm Inc Com               COM              747525103     1903 23160.000SH       SOLE                12885.000         10275.000
Schering Plough                COM              806605101   537307 9467963.000SH     SOLE              8091972.000       1375991.000
                                                            181660 3201050.000SH     OTHER               26300.000       3174750.000
Solectron                      COM              834182107   421477 12432956.000SH    SOLE             10595227.000       1837729.000
                                                            169185 4990700.000SH     OTHER               35000.000       4955700.000
Southern Company               COM              842587107     1747 52533.000SH       SOLE                                  52533.000
State Street Corp.             COM              857477103      348 2800.000 SH       SOLE                                   2800.000
SunTrust Banks Inc             COM              867914103     3618 57434.000SH       SOLE                11900.000         45534.000
Tellabs Inc Com                COM              879664100   338072 5983576.000SH     SOLE              5048402.000        935174.000
                                                            119865 2121500.000SH     OTHER               17800.000       2103700.000
United Americas Bankshares     COM              909335101       10 10000.000SH       SOLE                                  10000.000
Wells Fargo & Co New           COM              949746101   736198 13220165.000SH    SOLE             11362127.000       1858038.000
                                                            266960 4793900.000SH     OTHER               37500.000       4756400.000
Wrigley, (Wm) Jr Cl B          COM              982526105     8763 91460.000SH       SOLE                45655.000         45805.000
Montag & Caldwell Growth Fund                   126413509      512 18408.757SH       SOLE                 2951.086         15457.671